Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets Abstract
Other Assets by Major Categories
(In thousands)	December 31, 2021	December 31, 2020
Net deferred tax assets (net of valuation allowance)	$657,597	$851,592
Investments under the equity method	298,988	250,467
Prepaid taxes	37,924	32,615
Other prepaid expenses	79,845	74,572
Derivative assets	26,093	20,785
Trades receivable from brokers and counterparties	65,460	65,429
Principal, interest and escrow servicing advances	53,942	65,671
Guaranteed mortgage loan claims receivable	98,001	80,477
Operating ROU assets (Note 33)	141,748	131,921
Finance ROU assets (Note 33)	13,459	15,464
Others	155,514	148,048
Total other assets	$1,628,571	$1,737,041